Revenue - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 1,411,000	$ 3,349,000
Revenue	957,220,000	769,539,000
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Revenue	8,032,000	0
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Uncollected consideration	$ 9,482,000	$ 1,487,000